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                        SUPPLEMENT DATED JUNE 15, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE MAY 1, 2000, REFERENCES IN YOUR PROSPECTUS TO "TEMPLETON VARIABLE PRODUCTS SERIES FUND" ARE CHANGED TO:

              Franklin Templeton Variable Insurance Products Trust